Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Schedule of inventories, net
	2021	2020
Raw materials and supplies	$38,024	$30,198
Products in process	6,240	5,960
Finished products and merchandise	31,791	27,886
Inventory in transit	9,645	5,374
Subtotal	85,700	69,418
Less: Provision	(6,270)	(5,134)
Total	$79,430	$64,284